Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PLUMB BALANCED FUND
Supplement Text Block	ck0001395397_SupplementTextBlock

WISCONSIN CAPITAL FUNDS, INC.

PLUMB BALANCED FUND

PLUMB EQUITY FUND

Supplement Dated April 14, 2014 to

Prospectus

Dated August 1, 2013

The purpose of this Supplement is to correct information relating to the annual total returns for the Balanced Fund's Blended Benchmark and for the Barclays Capital Intermediate Government/Credit Bond Index, a component of that Blended Benchmark, which was incorrect as a result of administrative error. The table below replaces, in its entirety, Table II on Page 7 of the Prospectus dated August 1, 2013.

Performance Table Heading	rr_PerformanceTableHeading	Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Barclays Capital Intermediate Government/ Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007